Quarterly Holdings Report
for
Fidelity® Magellan® Fund
June 30, 2022
MAG-NPRT1-0822
1.803299.118
Common Stocks - 98.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 3.9%
Interactive Media & Services - 3.9%
Alphabet, Inc.:
Class A (a)	213,995	466,351
Class C (a)	202,979	444,006
		910,357
CONSUMER DISCRETIONARY - 4.5%
Hotels, Restaurants & Leisure - 1.7%
Domino's Pizza, Inc.	1,045,694	407,517
Internet & Direct Marketing Retail - 2.8%
Amazon.com, Inc. (a)	6,219,340	660,556
TOTAL CONSUMER DISCRETIONARY		1,068,073
CONSUMER STAPLES - 3.7%
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	1,035,870	496,472
Personal Products - 1.6%
Estee Lauder Companies, Inc. Class A	1,510,897	384,780
TOTAL CONSUMER STAPLES		881,252
FINANCIALS - 9.9%
Capital Markets - 6.7%
Intercontinental Exchange, Inc.	3,829,900	360,164
Moody's Corp.	1,395,807	379,618
MSCI, Inc.	884,385	364,499
S&P Global, Inc.	1,373,314	462,889
		1,567,170
Insurance - 3.2%
Arthur J. Gallagher & Co.	2,246,624	366,290
Marsh & McLennan Companies, Inc.	2,543,371	394,858
		761,148
TOTAL FINANCIALS		2,328,318
HEALTH CARE - 14.7%
Health Care Equipment & Supplies - 1.5%
IDEXX Laboratories, Inc. (a)	1,043,861	366,113
Health Care Providers & Services - 3.1%
UnitedHealth Group, Inc.	1,416,360	727,485
Life Sciences Tools & Services - 5.9%
Danaher Corp.	1,970,333	499,519
Mettler-Toledo International, Inc. (a)	311,545	357,894
Thermo Fisher Scientific, Inc.	995,150	540,645
		1,398,058
Pharmaceuticals - 4.2%
Eli Lilly & Co.	1,724,894	559,262
Zoetis, Inc. Class A	2,455,641	422,100
		981,362
TOTAL HEALTH CARE		3,473,018
INDUSTRIALS - 7.3%
Aerospace & Defense - 1.3%
HEICO Corp. Class A	3,045,432	320,928
Commercial Services & Supplies - 3.0%
Cintas Corp.	967,514	361,396
Copart, Inc. (a)	3,147,378	341,994
		703,390
Professional Services - 3.0%
Equifax, Inc.	1,910,011	349,112
Verisk Analytics, Inc.	2,067,381	357,843
		706,955
Road & Rail - 0.0%
Bird Global, Inc.:
rights (a)(b)	22,065	1
rights (a)(b)	22,064	0
rights (a)(b)	22,064	0
		1
TOTAL INDUSTRIALS		1,731,274
INFORMATION TECHNOLOGY - 41.6%
Electronic Equipment & Components - 4.2%
Amphenol Corp. Class A	5,029,173	323,778
CDW Corp.	2,037,139	320,972
Teledyne Technologies, Inc. (a)	924,132	346,651
		991,401
IT Services - 8.0%
Accenture PLC Class A	1,612,987	447,846
Automatic Data Processing, Inc.	1,786,206	375,175
MasterCard, Inc. Class A	1,654,137	521,847
Visa, Inc. Class A	2,806,835	552,638
		1,897,506
Semiconductors & Semiconductor Equipment - 7.1%
Advanced Micro Devices, Inc. (a)	4,844,314	370,445
KLA Corp. (c)	1,105,286	352,675
Lam Research Corp.	837,167	356,759
NVIDIA Corp.	3,878,490	587,940
		1,667,819
Software - 15.8%
Adobe, Inc. (a)	1,180,544	432,150
ANSYS, Inc. (a)	1,394,892	333,784
Cadence Design Systems, Inc. (a)	2,520,671	378,176
Intuit, Inc.	1,095,139	422,110
Microsoft Corp.	6,936,684	1,781,546
Synopsys, Inc. (a)	1,260,735	382,885
		3,730,651
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	11,180,300	1,528,571
TOTAL INFORMATION TECHNOLOGY		9,815,948
MATERIALS - 3.4%
Chemicals - 3.4%
Linde PLC	1,506,916	433,284
Sherwin-Williams Co.	1,621,257	363,016
		796,300
REAL ESTATE - 7.0%
Equity Real Estate Investment Trusts (REITs) - 7.0%
American Tower Corp.	1,769,491	452,264
Crown Castle International Corp.	2,371,832	399,369
Prologis (REIT), Inc.	3,647,067	429,077
SBA Communications Corp. Class A	1,185,262	379,343
		1,660,053
Real Estate Management & Development - 0.0%
Rialto Real Estate Fund LP (a)(b)(d)(e)(f)	500,000	0
TOTAL REAL ESTATE		1,660,053
UTILITIES - 2.3%
Electric Utilities - 2.3%
NextEra Energy, Inc.	6,881,511	533,042
TOTAL COMMON STOCKS (Cost $16,323,976)		23,197,635

Convertible Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
INFORMATION TECHNOLOGY - 0.3%
Software - 0.3%
Malwarebytes Corp. Series B (a)(b)(f) (Cost $35,000)	3,373,494	64,704

Money Market Funds - 2.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 1.58% (g)	338,621,823	338,690
Fidelity Securities Lending Cash Central Fund 1.58% (g)(h)	223,972,603	223,995
TOTAL MONEY MARKET FUNDS (Cost $562,685)		562,685

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $16,921,661)	23,825,024
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(231,208)
NET ASSETS - 100.0%	23,593,816

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)	Affiliated company
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $64,704,000 or 0.3% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Malwarebytes Corp. Series B	12/21/15	35,000
Rialto Real Estate Fund LP	2/24/11	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	476,122	1,793,757	1,931,189	650	-	-	338,690	0.6%
Fidelity Securities Lending Cash Central Fund 1.58%	14,193	568,640	358,838	5	-	-	223,995	0.6%
Total	490,315	2,362,397	2,290,027	655	-	-	562,685

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
RREF CMBS AIV, LP	18,412	-	-	-	-	(18,412)	-
RREF Midtown Colony REIT, Inc.	-	-	-	-	-	-	-
Rialto Real Estate Fund LP	34	-	15,057	-	(34,943)	49,966	-
Total	18,446	-	15,057	-	(34,943)	31,554	-

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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